Shareholder's equity, Share Repurchase (Details) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Jul. 09, 2021	May 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Repurchase [Abstract]
Number of shares repurchased (in shares)			210,334
Repurchase of treasury shares			€ 20.0	€ 0.0	€ 0.0
Cash resources of liquidity agreement			9.0	€ 0.0	€ 0.0
Share repurchased value			2.5
TechnipFMC [Member]
Share Repurchase [Abstract]
Number of shares repurchased (in shares)		1,801,802
Share price (in dollars per share)		€ 11.10
Repurchase of treasury shares			€ 20.0
Cash resources of liquidity agreement	€ 9.0